Employee Benefits - Schedule of Sensitivity Analysis for Actuarial Assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.25% increase	0.25% increase
Discount rate [Member]
Schedule of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Amount of reasonably possible increase in actuarial assumption	$ (215,905)	$ (167,962)
Salary increase [Member]
Schedule of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Amount of reasonably possible increase in actuarial assumption	(29,210)	(27,273)
Pension indexation [Member]
Schedule of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Amount of reasonably possible increase in actuarial assumption	$ 121,376	$ 93,275
Change in assumption [Member]
Schedule of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Change in assumption of reasonably possible increase in actuarial assumption	+1 year	+1 year
Life expectancy {Member]
Schedule of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Amount of reasonably possible increase in actuarial assumption	$ 105,460	$ 75,321